EQUITY - Schedule Of Basic And Diluted Earnings Per Share (Details) - USD ($) shares in Millions, $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Equity [abstract]
Net income (loss)	$ 272	$ 43	$ 345	$ 145
Dilutive effect of conversion of subsidiary preferred shares	(42)	(42)	(82)	(84)
Profit (loss), attributable to ordinary equity holders of parent entity	230	1	263	61
Dilutive effect of exchangeable shares issued in a consolidated subsidiary	3	0	6	0
Profit (loss), attributable to ordinary equity holders of parent entity, used in calculating diluted earnings per share	$ 233	$ 1	$ 269	$ 61
Weighted average - common shares	1,496.2	1,509.6	1,500.1	1,514.3
Dilutive effect of the conversion of options and escrowed shares using the treasury stock method	76.5	26.4	77.9	24.4
Common shares and common share equivalents	1,572.7	1,536.0	1,578.0	1,538.7